Other Accrued Liabilities Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Accrued Liabilities [Abstract]
Taxes Payable, Current	$ 33,016	$ 28,336
Accrued communications costs	39,174	29,830
Interest Payable, Current	11,066	11,954
Payables to Customers	15,913	17,435
Facility Exit And Restructuring Liabilities	3,211	3,081
Other	27,192	36,205
Other accrued liabilities	$ 129,572	$ 126,841